Reconciliation of Differences Between Basic and Diluted Income Attributable to Nidec Corporation Per Share (Detail) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2013		Mar. 31, 2012	Mar. 31, 2011
Basic net income attributable to Nidec Corporation per share:
Income from continuing operations attributable to Nidec Corporation									¥ 7,998		¥ 46,242	¥ 56,536
Loss on discontinued operations attributable to Nidec Corporation											(5,511)	(4,203)
Net income attributable to Nidec Corporation	(19,095)		894		12,917		13,282		7,998		40,731	52,333
Diluted net income attributable to Nidec Corporation per share:
Income from continuing operations attributable to Nidec Corporation									7,937		40,676	52,304
Weighted-average shares, basic:
Weighted-average shares, basic									134,714		137,490	139,216
Effect of dilutive securities
Zero coupon convertible bonds									9,411		9,411	4,950
Weighted-average shares, diluted:
Weighted-average shares, diluted									144,125		146,901	144,166
Basic net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation									¥ 59.37		¥ 336.33	¥ 406.10
Loss on discontinued operations attributable to Nidec Corporation											¥ (40.08)	¥ (30.19)
Net income attributable to Nidec Corporation	¥ (141.45)	[1],[2]	¥ 6.60	[1],[2]	¥ 97.28	[1],[2]	¥ 97.99	[1],[2]	¥ 59.37	[1],[2]	¥ 296.25	¥ 375.91
Diluted net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation									¥ 55.07		¥ 314.41	¥ 391.96
Loss on discontinued operations attributable to Nidec Corporation											¥ (37.52)	¥ (29.16)
Net income attributable to Nidec Corporation	¥ (141.45)	[1]	¥ 6.06	[1]	¥ 90.74	[1]	¥ 91.53	[1]	¥ 55.07	[1]	¥ 276.89	¥ 362.80
Segment, Continuing Operations
Diluted net income attributable to Nidec Corporation per share:
Income from continuing operations attributable to Nidec Corporation											46,187	56,507
Weighted-average shares, basic:
Weighted-average shares, basic											137,490	139,216
Weighted-average shares, diluted:
Weighted-average shares, diluted											146,901	144,166
Segment, Discontinued Operations
Diluted net income attributable to Nidec Corporation per share:
Income from continuing operations attributable to Nidec Corporation											(5,511)	(4,203)
Weighted-average shares, basic:
Weighted-average shares, basic											137,490	139,216
Weighted-average shares, diluted:
Weighted-average shares, diluted											146,901	144,166
Yen Denominated zero coupon convertible bonds due 2015
Effect of dilutive securities:
Zero coupon convertible bonds									¥ (61)		¥ (55)	¥ (29)

[1]	All potentially dilutive securities are excluded from the calculation in a situation where there is a net loss attributable to Nidec Corporation.
[2]	Earnings-per-share amounts for each quarter are computed independently. As a result, their sum may not equal the total year earnings-per-share amounts.